General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
18.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses consist of the followings:

	Years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Staff costs	5,392,654	4,898,951	6,275,125	807,849
Rental and office expense	4,171,198	3,817,672	4,185,355	538,815
Allowance (reversal of allowance) for provision of expected credit loss	878,966	4,917,798	(105,737)	(13,612)
Impairment of obsolete inventories	—	267,847	20,716	2,667
Depreciation	256,676	410,039	260,753	33,569
Legal and professional fee	3,337,372	2,936,471	3,485,208	448,680
Repair and maintenance expenses	1,079,514	1,430,288	2,454,826	316,029
Research and development	709,448	5,996,144	4,537,422	584,139
Others	1,308,664	815,325	2,586,333	332,960
	17,134,492	25,490,535	23,700,001	3,051,096